Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Principal accounting policies
Schedule of property and equipment estimated useful lives and residual rate

	Estimated useful lives	Residual rate
Servers, computers and equipment	3 years	0%-5%
Furniture, fixture and office equipment	5 years	0%-5%
Motor vehicles	4 years	5%
Leasehold improvement	Shorter of lease term or 5 years	—

Schedule of amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated useful lives

Estimated useful lives
Software	3-5 years
Technology	5 years
Domain name	15 years